UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                        as of January 31, 2019 (Unaudited)

DWS Global Macro Fund

		Shares	Value ($)
Common Stocks 34.4%
Austria 0.3%
Lenzing AG (Cost $80,393)		825	80,781
Belgium 0.3%
bpost SA (Cost $146,493)		9,732	89,532
China 1.7%
Alibaba Group Holding Ltd. (ADR)*		1,439	242,457
Tencent Holdings Ltd.		5,000	222,589
(Cost $504,955)			465,046
France 4.7%
AXA SA		15,375	357,098
Capgemini SE		655	72,429
Compagnie de Saint-Gobain		3,883	134,138
EssilorLuxottica SA		1,872	237,300
Sanofi		3,404	295,790
TOTAL SA		3,607	197,896
(Cost $1,386,432)			1,294,651
Germany 5.6%
BASF SE		4,039	295,443
Covestro AG 144A		702	38,816
CTS Eventim AG & Co. KGaA		1,767	75,084
Deutsche Post AG (Registered)		8,137	240,148
Deutsche Telekom AG (Registered)		11,680	190,022
E.ON SE		7,250	80,423
Evonik Industries AG		11,604	317,628
SAP SE		1,456	150,692
TUI AG		6,137	93,612
Wirecard AG		363	60,465
(Cost $1,615,831)			1,542,333
Japan 1.8%
FANUC Corp.		800	136,878
Panasonic Corp.		35,700	348,519
(Cost $538,410)			485,397
Korea 0.6%
LG Corp.		1,428	99,750
Samsung Electronics Co., Ltd.		1,629	67,776
(Cost $158,917)			167,526
Netherlands 2.7%
ING Groep NV		29,944	354,290
Royal Dutch Shell PLC "A"		12,425	384,734
(Cost $825,978)			739,024
Russia 1.3%
Gazprom PJSC (ADR)		18,088	88,541
Sberbank of Russia PJSC (ADR)		20,365	276,557
(Cost $344,947)			365,098
Singapore 0.1%
Singapore Exchange Ltd. (Cost $26,212)		5,000	28,427
Spain 0.6%
Banco Santander SA (Cost $210,650)		35,438	168,371
Sweden 0.2%
Assa Abloy AB "B" (Cost $64,785)		3,185	59,386
Switzerland 2.3%
Nestle SA (Registered)		3,652	317,295
Novartis AG (Registered)		3,805	332,485
(Cost $477,715)			649,780
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $405,735)		56,000	409,407
United States 10.7%
AbbVie, Inc.		904	72,582
Allergan PLC		1,216	175,080
Alphabet, Inc. "A"*		654	736,332
American Express Co.		1,094	112,354
Anadarko Petroleum Corp.		832	39,378
Arconic, Inc.		1,136	21,379
AT&T, Inc.		18,988	570,779
AXA Equitable Holdings, Inc.		2,947	54,637
Bank of America Corp.		9,775	278,294
Booking Holdings, Inc.*		54	98,972
CVS Health Corp.		1,769	115,958
MasterCard, Inc. "A"		690	145,680
Schlumberger Ltd.		1,570	69,410
Walt Disney Co.		1,073	119,661
Wells Fargo & Co.		7,215	352,886
(Cost $2,873,574)			2,963,382
Total Common Stocks (Cost $9,661,027)			9,508,141
		Principal Amount ($) (a)	Value ($)
Bonds 23.9%
France 3.5%
Altice France SA, REG S, 6.25%, 5/15/2024		200,000	196,060
BNP Paribas SA, REG S, 3-month EURIBOR + 0.850%, 0.54% **, 9/22/2022	EUR	357,000	407,564
CMA CGM SA:
REG S, 5.25%, 1/15/2025		245,000	238,629
REG S, 6.5%, 7/15/2022		124,000	135,082
(Cost $987,581)			977,335
Germany 0.4%
Hapag-Lloyd AG, REG S, 5.125%, 7/15/2024 (Cost $113,636)	EUR	100,000	115,312
Ireland 0.7%
GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020 (Cost $197,271)		200,000	195,276
Mexico 0.9%
Petroleos Mexicanos, 6.5%, 3/13/2027 (Cost $283,520)		263,000	252,349
Netherlands 2.5%
Petrobras Global Finance BV:
5.375%, 1/27/2021		330,000	339,900
8.375%, 5/23/2021		308,000	338,492
(Cost $665,705)			678,392
Russia 1.3%
Russian Federal Bond - OFZ:
7.0%, 8/16/2023	RUB	12,000,000	177,698
7.6%, 4/14/2021	RUB	12,000,000	183,367
(Cost $391,782)			361,065
Turkey 3.3%
Republic of Turkey:
3.25%, 6/14/2025		100,000	107,153
4.35%, 11/12/2021		100,000	118,832
5.125%, 5/18/2020		53,000	62,879
5.125%, 3/25/2022		200,000	196,935
5.625%, 3/30/2021		108,000	109,080
5.875%, 4/2/2019		200,000	230,457
7.375%, 2/5/2025		80,000	83,594
(Cost $860,647)			908,930
United Kingdom 1.5%
HSBC Holdings PLC, REG S, 3-month EURIBOR + 0.700%, 0.39% **, 9/27/2022 (Cost $398,427)	EUR	356,000	404,286
United States 9.8%
Anheuser-Busch InBev Worldwide, Inc., 4.0%, 4/13/2028		170,000	168,500
Arconic, Inc., 5.125%, 10/1/2024		350,000	352,466
Netflix, Inc.:
144A, 4.625%, 5/15/2029		185,000	213,339
144A, 6.375%, 5/15/2029		30,000	30,900
T-Mobile U.S.A., Inc.:
6.0%, 3/1/2023		321,000	329,025
6.375%, 3/1/2025		250,000	259,375
The Goldman Sachs Group, Inc., REG S, 3-month EURIBOR + 1.000%, 0.694% **, 7/27/2021	EUR	352,000	404,049
Transocean, Inc., 6.5%, 11/15/2020		79,000	80,975
U.S. Treasury Notes:
1.125%, 2/28/2019		166,400	166,243
2.75%, 4/30/2023		650,000	657,973
VeriSign, Inc., 5.25%, 4/1/2025		55,000	56,694
(Cost $2,711,530)			2,719,539
Total Bonds (Cost $6,610,099)			6,612,484
Convertible Bonds 0.7%
Mexico 0.4%
America Movil SAB de CV, REG S, 0.00%, 5/28/2020 * (Cost $109,189)	EUR	100,000	113,337
United States 0.3%
Twitter, Inc., 1.0%, 9/15/2021 (Cost $91,633)		96,000	89,508
Total Convertible Bonds (Cost $200,822)			202,845
		Shares	Value ($)
Exchange-Traded Funds 4.5%
iShares Floating Rate Bond ETF		14,613	741,756
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF		5,423	496,855
Total Exchange-Traded Funds (Cost $1,239,585)			1,238,611
Cash Equivalents 32.5%
DWS Central Cash Management Government Fund, 2.41% (b) (Cost $8,998,347)		8,998,347	8,998,347
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $26,709,880)		96.0	26,560,428
Other Assets and Liabilities, Net		4.0	1,116,319
Net Assets		100.0	27,676,747

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2019	Value ($) at 1/31/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (b) (c)
—	0	(d)	—	—	—	276	—	—	—
Cash Equivalents 32.5%
DWS Central Cash Management Government Fund, 2.41% (b)
8,108,844	4,650,219		3,760,716	—	—	54,817	—	8,998,347	8,998,347
8,108,844	4,650,219		3,760,716	—	—	55,093	—	8,998,347	8,998,347

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the year ended January 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
EURIBOR: Euro Interbank Offered Rate
OFZ: Federal Loan Obligation
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At January 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Hang Seng China Enterprises Index	HKD	2/27/2019	4	277,718	282,931	5,213

At January 31, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Euro-BTP Italian Government Bond	EUR	3/7/2019	9	1,270,810	1,334,752	(63,942)
Mini DAX Index	EUR	3/15/2019	3	190,571	191,502	(931)
S&P 500 E-Mini Index	USD	3/15/2019	2	267,920	270,450	(2,530)
Total unrealized depreciation						(67,403)

As of January 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,110,714	GBP	879,982	2/28/2019	45,124	Morgan Stanley
CHF	938,655	USD	949,402	2/28/2019	3,006	Morgan Stanley
HKD	1,741,507	USD	222,276	2/28/2019	64	Morgan Stanley
Total unrealized appreciation					48,194
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	880,000	USD	1,130,920	2/28/2019	(24,942)	Morgan Stanley
CNY	5,000,000	USD	734,559	2/28/2019	(11,097)	Morgan Stanley
EUR	5,726,724	USD	6,564,253	2/28/2019	(6,015)	Morgan Stanley
Total unrealized depreciation					(42,054)

Currency Abbreviations
CHF	Swiss Franc
CNY	Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
RUB	Russian Ruble
USD	United States Dollar

At January 31, 2019 the DWS Global Macro Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks, Bonds and Convertible Bonds
Financials	3,394,088	24%
Communication Services	3,202,706	23%
Energy	1,791,674	13%
Industrials	1,622,701	11%
Health Care	1,229,196	9%
Information Technology	906,449	6%
Consumer Discretionary	783,559	5%
Materials	732,669	5%
Consumer Staples	485,795	3%
Utilities	80,422	1%
Total	14,229,259	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$80,781	$—	$80,781
Belgium	—	89,532	—	89,532
China	242,457	222,589	—	465,046
France	—	1,294,651	—	1,294,651
Germany	—	1,542,333	—	1,542,333
Japan	—	485,397	—	485,397
Korea	—	167,526	—	167,526
Netherlands	—	739,024	—	739,024
Russia	365,098	—	—	365,098
Singapore	—	28,427	—	28,427
Spain	—	168,371	—	168,371
Sweden	—	59,386	—	59,386
Switzerland	—	649,780	—	649,780
Taiwan	—	409,407	—	409,407
United States	2,963,382	—	—	2,963,382
Bonds(e)	—	6,612,484	—	6,612,484
Convertible Bonds	—	202,845	—	202,845
Exchange-Traded Funds	1,238,611	—	—	1,238,611
Short-Term Investments	8,998,347	—	—	8,998,347
Derivatives (f)
Futures Contracts	5,213	—	—	5,213
Forward Foreign Currency Contracts	—	48,194	—	48,194
Total	$13,813,108	$12,800,727	$—	$26,613,835
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(67,403)	$—	$—	$(67,403)
Forward Foreign Currency Contracts	—	(42,054)	—	(42,054)
Total	$(67,403)	$(42,054)	$—	$(109,457)

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Exposure	Futures	Forward Currency Contracts
Equity Contracts	$ 1,752	$ —
Foreign Exchange Contracts	$ —	$ 6,140
Interest Rate Contracts	$ (63,942)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Macro Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/25/2019